Financial Risk Management - Summary of Loss Allowance for Trade and Other Receivables (Detail) - Trade receivables [Member] - JPY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Expected credit loss rate	[1]	1.50%	1.20%
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 43,346	¥ 38,111
Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 666	¥ 467
Current [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	[1]	0.10%	0.00%
Current [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 39,402	¥ 35,182
Current [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 20	¥ 16
Within six months past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	[1]	1.70%	1.70%
Within six months past due [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 3,096	¥ 2,386
Within six months past due [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 52	¥ 39
Over six months past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	[1]	27.80%	30.40%
Over six months past due [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 228	¥ 176
Over six months past due [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 63	¥ 54
Over twelve months past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	[1]	85.60%	97.50%
Over twelve months past due [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 620	¥ 367
Over twelve months past due [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets		¥ 531	¥ 358

[1]	The expected credit loss rate is calculated based on the historical loss rate for trade receivables and other receivables of one year.